Templeton Institutional Funds
Statement of Investments, September 30, 2019 (unaudited)
Foreign Smaller Companies Series
		Industry	Shares/Warrants	Value
	Common Stocks and Other Equity Interests 90.3%
	Bahamas 2.1%
[a]	OneSpaWorld Holdings Ltd.	Diversified Consumer Services	976,820	$15,170,014
[a]	OneSpaWorld Holdings Ltd., wts., 3/19/24	Diversified Consumer Services	210,345	1,022,277
				16,192,291
	Belgium 2.7%
	Barco NV	Electronic Equipment, Instruments & Components	68,846	13,596,388
	Ontex Group NV	Personal Products	409,172	7,362,742
				20,959,130
	Bermuda 0.8%
	Axis Capital Holdings Ltd.	Insurance	91,830	6,126,898
	Brazil 2.6%
	Camil Alimentos SA	Food Products	5,011,300	8,102,676
	Grendene SA	Textiles, Apparel & Luxury Goods	2,524,700	5,303,137
	M. Dias Branco SA	Food Products	791,300	6,663,739
				20,069,552
	Canada 4.9%
	Canaccord Genuity Group Inc.	Capital Markets	1,422,338	5,606,437
[a]	Canada Goose Holdings Inc.	Textiles, Apparel & Luxury Goods	102,500	4,508,514
	Canadian Western Bank	Banks	457,968	11,501,937
	Computer Modelling Group Ltd.	Energy Equipment & Services	714,600	3,296,992
	Mullen Group Ltd.	Road & Rail	375,200	2,473,379
	The North West Co. Inc.	Food & Staples Retailing	292,900	6,259,209
	Russel Metals Inc.	Trading Companies & Distributors	181,300	2,898,226
	Shawcor Ltd.	Energy Equipment & Services	124,200	1,431,165
				37,975,859
	China 3.5%
	China ZhengTong Auto Services Holdings Ltd.	Specialty Retail	8,364,000	2,411,697
[a]	Goodbaby International Holdings Ltd.	Household Durables	20,309,600	3,057,621
	Greatview Aseptic Packaging Co. Ltd.	Containers & Packaging	6,920,200	3,399,223
	Hollysys Automation Technologies Ltd.	Electronic Equipment, Instruments & Components	416,700	6,329,673
	Shanghai Haohai Biological Technology Co. Ltd., H	Biotechnology	660,400	3,184,925
	Xtep International Holdings Ltd.	Textiles, Apparel & Luxury Goods	16,172,300	8,748,587
				27,131,726
	Colombia 0.2%
[a]	Gran Tierra Energy Inc.	Oil, Gas & Consumable Fuels	846,700	1,048,545
	Denmark 1.1%
	Matas AS	Specialty Retail	396,909	2,926,032
[a]	Nilfisk Holding AS	Machinery	242,560	5,622,979
				8,549,011
	Finland 2.3%
	Huhtamaki OYJ	Containers & Packaging	373,769	14,901,625
[a]	Outotec OYJ	Machinery	511,999	3,002,189
				17,903,814
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Templeton Institutional Funds
Statement of Investments (unaudited)
Foreign Smaller Companies Series (continued)
		Industry	Shares/Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	France 1.1%
	Maisons du Monde SA	Specialty Retail	191,211	$3,021,813
	Nexans SA	Electrical Equipment	136,225	5,027,249
				8,049,062
	Germany 7.4%
	Gerresheimer AG	Life Sciences Tools & Services	158,042	11,334,048
	Grand City Properties SA	Real Estate Management & Development	393,310	8,847,719
	Jenoptik AG	Electronic Equipment, Instruments & Components	288,161	7,141,876
	Rational AG	Machinery	18,176	13,034,994
	Stabilus SA	Machinery	171,747	8,404,698
[a]	zooplus AG	Internet & Direct Marketing Retail	71,416	8,499,724
				57,263,059
	Hong Kong 4.1%
	Johnson Electric Holdings Ltd.	Electrical Equipment	1,682,000	3,012,960
[b]	PAX Global Technology Ltd.	Electronic Equipment, Instruments & Components	8,348,900	3,760,142
	Techtronic Industries Co. Ltd.	Machinery	1,856,000	12,917,338
	Value Partners Group Ltd.	Capital Markets	10,449,000	5,265,894
	VTech Holdings Ltd.	Communications Equipment	779,500	6,797,589
				31,753,923
	India 1.1%
	DCB Bank Ltd.	Banks	1,581,254	4,371,419
	Welspun India Ltd.	Textiles, Apparel & Luxury Goods	5,464,309	4,072,417
				8,443,836
	Indonesia 0.7%
[a]	PT XL Axiata Tbk	Wireless Telecommunication Services	21,952,000	5,319,822
	Italy 4.1%
	Interpump Group SpA	Machinery	405,987	12,832,071
	Technogym SpA	Leisure Products	1,378,110	15,320,421
[b]	Tod’s SpA	Textiles, Apparel & Luxury Goods	68,357	3,360,053
				31,512,545
	Japan 22.0%
	Anicom Holdings Inc.	Insurance	276,500	10,472,807
	Asahi Co. Ltd.	Specialty Retail	280,700	3,087,012
	Asics Corp.	Textiles, Apparel & Luxury Goods	679,100	11,588,952
	Bunka Shutter Co. Ltd.	Building Products	539,100	4,607,394
	Daibiru Corp.	Real Estate Management & Development	653,400	6,684,183
	Dowa Holdings Co. Ltd.	Metals & Mining	242,300	8,269,777
	en-japan Inc.	Professional Services	181,700	6,949,355
	Fuji Oil Holdings Inc.	Food Products	404,000	11,696,064
	Hoshino Resorts REIT Inc.	Equity Real Estate Investment Trusts (REITs)	698	3,847,829
	Idec Corp.	Electrical Equipment	375,700	6,814,482
	IDOM Inc.	Specialty Retail	1,375,500	6,043,218
	Kobayashi Pharmaceutical Co. Ltd.	Personal Products	78,200	5,945,558
	MEITEC Corp.	Professional Services	242,900	11,884,947
  |  2

Templeton Institutional Funds
Statement of Investments (unaudited)
Foreign Smaller Companies Series (continued)
		Industry	Shares/Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
	Morita Holdings Corp.	Machinery	351,800	$5,508,925
	N Field Co. Ltd.	Health Care Providers & Services	396,100	2,275,152
	Nichiha Corp.	Building Products	329,400	8,987,929
	Nihon Parkerizing Co. Ltd.	Chemicals	430,900	4,667,104
	Nissei Asb Machine Co., Ltd.	Machinery	174,500	5,471,535
	Qol Co. Ltd.	Food & Staples Retailing	356,200	4,727,808
	Square Enix Holdings Co. Ltd.	Entertainment	152,700	7,415,021
	Tadano Ltd.	Machinery	668,800	6,365,400
	Taiyo Holdings Co. Ltd.	Chemicals	18,200	611,913
	TechnoPro Holdings Inc.	Professional Services	144,300	8,542,015
	Tsumura & Co.	Pharmaceuticals	424,100	11,336,530
[b]	Zojirushi Corp.	Household Durables	473,500	6,249,683
				170,050,593
	Netherlands 5.1%
	Aalberts NV	Machinery	108,789	4,311,174
	Accell Group NV	Leisure Products	204,573	4,949,803
	Arcadis NV	Construction & Engineering	512,694	9,577,578
	Flow Traders	Capital Markets	191,508	5,013,564
	Intertrust NV	Professional Services	549,554	10,745,322
	PostNL NV	Air Freight & Logistics	2,231,735	4,957,166
				39,554,607
	Poland 0.5%
	CCC SA	Textiles, Apparel & Luxury Goods	113,247	3,905,702
	South Korea 1.6%
	BNK Financial Group Inc.	Banks	881,335	5,284,497
	DGB Financial Group Inc.	Banks	1,178,502	7,321,841
				12,606,338
	Spain 1.1%
	Construcciones y Auxiliar de Ferrocarriles SA	Machinery	190,326	8,639,722
	Sweden 5.0%
	Cloetta AB, B	Food Products	1,809,322	5,193,329
	Dometic Group AB	Auto Components	1,054,401	8,269,770
	Granges AB	Metals & Mining	1,009,348	10,303,026
	Tethys Oil AB	Oil, Gas & Consumable Fuels	361,233	2,872,810
[c]	The Thule Group AB, Reg S	Leisure Products	622,770	11,790,478
				38,429,413
	Switzerland 3.5%
	Bucher Industries AG	Machinery	36,178	11,301,774
	Landis+Gyr Group AG	Electronic Equipment, Instruments & Components	59,815	5,360,637
	Logitech International SA	Technology Hardware, Storage & Peripherals	159,600	6,502,104
	Tecan Group AG	Life Sciences Tools & Services	15,358	3,668,317
				26,832,832
  |  3

Templeton Institutional Funds
Statement of Investments (unaudited)
Foreign Smaller Companies Series (continued)
		Industry	Shares/Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Taiwan 6.3%
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	3,459,037	$10,183,469
	Giant Manufacturing Co. Ltd.	Leisure Products	1,507,482	10,245,400
	King Yuan Electronics Co. Ltd.	Semiconductors & Semiconductor Equipment	10,379,000	11,650,717
	Merida Industry Co. Ltd.	Leisure Products	1,294,000	7,356,536
	Tripod Technology Corp.	Electronic Equipment, Instruments & Components	2,612,000	9,380,854
				48,816,976
	United Kingdom 6.5%
	Bellway PLC	Household Durables	88,437	3,637,920
	Bovis Homes Group PLC	Household Durables	238,627	3,268,120
	Card Factory PLC	Specialty Retail	1,652,072	3,408,114
	Coats Group PLC	Textiles, Apparel & Luxury Goods	4,091,689	3,740,045
	Greggs PLC	Hotels, Restaurants & Leisure	488,177	12,543,444
	Man Group PLC	Capital Markets	5,473,083	11,758,243
	Oxford Instruments PLC	Electronic Equipment, Instruments & Components	374,677	5,886,825
	SIG PLC	Trading Companies & Distributors	3,865,359	5,973,355
				50,216,066
	Total Common Stocks and Other Equity Interests (Cost $587,842,592)			697,351,322

	Management Investment Companies 2.4%
	United States 2.4%
	iShares MSCI EAFE Small-Cap ETF	Diversified Financial Services	196,237	11,230,644
	Vanguard FTSE All World ex-U.S. Small-Cap ETF	Diversified Financial Services	70,253	7,162,293
	Total Management Investment Companies (Cost $18,350,218)			18,392,937
	Preferred Stocks (Cost $3,754,903) 1.0%
	Brazil 1.0%
[a]	Alpargatas SA, pfd.	Textiles, Apparel & Luxury Goods	1,267,000	7,895,600
	Total Investments before Short Term Investments (Cost $609,947,713)			723,639,859
			Principal Amount
	Short Term Investments 5.8%
	U.S. Government and Agency Securities (Cost $35,298,487) 4.6%
	United States 4.6%
[d]	FHLB, 10/01/19		$35,300,000	35,300,000
  |  4

Templeton Institutional Funds
Statement of Investments (unaudited)
Foreign Smaller Companies Series (continued)
		Shares	Value
	Short Term Investments (continued)
	Investments from Cash Collateral Received for Loaned Securities 1.2%
	Money Market Funds (Cost $9,095,893) 1.2%
	United States 1.2%
[e,f]	Institutional Fiduciary Trust Money Market Portfolio, 1.71%	9,095,893	$9,095,893
	Total Investments (Cost $654,342,093) 99.5%		768,035,752
	Other Assets, less Liabilities 0.5%		3,952,898
	Net Assets 100.0%		$771,988,650

See Abbreviations on page 15.
[a]Non-income producing.
[b]A portion or all of the security is on loan at September 30, 2019.
[c]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2019, the value of this security was $11,790,478, representing 1.5% of net assets.
[d]The security was issued on a discount basis with no stated coupon rate.
[e]See Note 4 regarding investments in affiliated management investment companies.
[f]The rate shown is the annualized seven-day effective yield at period end.
  |  5

Templeton Institutional Funds
Statement of Investments, September 30, 2019 (unaudited)
Global Equity Series
		Industry	Shares	Value
	Common Stocks 97.0%
	Canada 4.4%
	Barrick Gold Corp.	Metals & Mining	163,400	$2,831,722
	Husky Energy Inc.	Oil, Gas & Consumable Fuels	134,100	943,753
	Wheaton Precious Metals Corp.	Metals & Mining	97,900	2,568,184
				6,343,659
	China 3.4%
[a]	Baidu Inc., ADR	Interactive Media & Services	13,560	1,393,426
	China Mobile Ltd.	Wireless Telecommunication Services	195,500	1,617,547
	China Telecom Corp. Ltd., H	Diversified Telecommunication Services	4,136,000	1,883,862
				4,894,835
	Denmark 1.9%
	A.P. Moeller-Maersk AS, B	Marine	1,281	1,448,516
	Vestas Wind Systems AS	Electrical Equipment	16,453	1,277,292
				2,725,808
	France 10.0%
	BNP Paribas SA	Banks	68,903	3,354,600
	Cie Generale des Etablissements Michelin SCA	Auto Components	10,694	1,193,512
	Compagnie de Saint-Gobain	Building Products	30,368	1,191,531
	Sanofi	Pharmaceuticals	29,615	2,745,515
	Total SA	Oil, Gas & Consumable Fuels	49,696	2,593,627
	Veolia Environnement SA	Multi-Utilities	128,074	3,246,813
				14,325,598
	Germany 10.2%
	Bayer AG	Pharmaceuticals	29,661	2,091,268
	Deutsche Telekom AG	Diversified Telecommunication Services	294,946	4,948,580
	E.ON SE	Multi-Utilities	230,870	2,244,245
	Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	24,135	1,623,002
	Merck KGaA	Pharmaceuticals	15,236	1,716,201
	Siemens AG, ADR	Industrial Conglomerates	37,037	1,984,628
				14,607,924
	Hong Kong 1.6%
	CK Hutchison Holdings Ltd.	Industrial Conglomerates	253,540	2,238,478
	Ireland 0.6%
	Bank of Ireland Group PLC	Banks	234,713	931,162
	Israel 0.3%
[a]	Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	65,163	448,321
	Italy 2.7%
	Eni SpA	Oil, Gas & Consumable Fuels	150,241	2,298,034
	Tenaris SA	Energy Equipment & Services	155,114	1,645,618
				3,943,652
	Japan 8.9%
	Kirin Holdings Co. Ltd.	Beverages	118,200	2,501,426
	Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	111,900	2,772,789
	Seven & i Holdings Co. Ltd.	Food & Staples Retailing	65,600	2,507,138
	Sumitomo Metal Mining Co. Ltd.	Metals & Mining	27,400	848,243
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  6

Templeton Institutional Funds
Statement of Investments (unaudited)
Global Equity Series (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Sumitomo Mitsui Financial Group Inc.	Banks	66,400	$2,269,324
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	56,191	1,917,817
				12,816,737
	Luxembourg 0.7%
	SES SA, IDR	Media	56,250	1,025,357
	Netherlands 3.6%
	ING Groep NV	Banks	239,110	2,502,860
	NXP Semiconductors NV	Semiconductors & Semiconductor Equipment	24,300	2,651,616
				5,154,476
	Norway 1.4%
	Yara International ASA	Chemicals	46,870	2,018,307
	Singapore 1.3%
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services	857,204	1,922,330
	South Korea 3.7%
	Hana Financial Group Inc.	Banks	35,881	1,054,769
	KB Financial Group Inc.	Banks	30,942	1,101,818
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	78,818	3,224,023
				5,380,610
	Switzerland 2.5%
	Novartis AG	Pharmaceuticals	9,333	809,215
	Roche Holding AG	Pharmaceuticals	9,827	2,859,686
				3,668,901
	Taiwan 1.4%
	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Semiconductors & Semiconductor Equipment	41,840	1,944,723
	United Kingdom 10.7%
	BAE Systems PLC	Aerospace & Defense	429,378	3,008,901
	BP PLC	Oil, Gas & Consumable Fuels	483,345	3,065,009
	Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	94,321	2,778,359
	Standard Chartered PLC	Banks	364,853	3,068,981
	Vodafone Group PLC	Wireless Telecommunication Services	1,745,289	3,475,967
				15,397,217
	United States 27.7%
	Allergan PLC	Pharmaceuticals	14,740	2,480,595
	Apache Corp.	Oil, Gas & Consumable Fuels	41,650	1,066,240
	Capital One Financial Corp.	Consumer Finance	14,340	1,304,653
	Citigroup Inc.	Banks	45,020	3,109,982
	Comcast Corp., A	Media	62,940	2,837,335
[a]	CommScope Holding Co. Inc.	Communications Equipment	92,300	1,085,448
[a]	Crown Holdings Inc.	Containers & Packaging	20,900	1,380,654
	Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	40,000	2,824,400
	Gilead Sciences Inc.	Biotechnology	25,410	1,610,486
	Kellogg Co.	Food Products	27,700	1,782,495
	The Kroger Co.	Food & Staples Retailing	132,300	3,410,694
[a]	Laboratory Corp. of America Holdings	Health Care Providers & Services	24,900	4,183,200
  |  7

Templeton Institutional Funds
Statement of Investments (unaudited)
Global Equity Series (continued)
	Industry	Shares	Value
Common Stocks (continued)
United States (continued)
Oracle Corp.	Software	53,210	$2,928,146
United Parcel Service Inc., B	Air Freight & Logistics	10,400	1,246,128
Verizon Communications Inc.	Diversified Telecommunication Services	73,800	4,454,568
Wells Fargo & Co.	Banks	81,100	4,090,684
			39,795,708
Total Common Stocks (Cost $128,549,813)			139,583,803
		Principal Amount*
Short Term Investments (Cost $3,000,000) 2.1%

Time Deposits 2.1%
Canada 2.1%
Royal Bank of Canada, 1.90%, 10/01/19		$3,000,000	3,000,000
Total Investments (Cost $131,549,813) 99.1%			142,583,803
Other Assets, less Liabilities 0.9%			1,250,214
Net Assets 100.0%			$143,834,017

See Abbreviations on page 15.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
  |  8

Templeton Institutional Funds
Statement of Investments, September 30, 2019 (unaudited)
International Equity Series
		Industry	Shares	Value
	Common Stocks 95.7%
	Canada 5.1%
	Barrick Gold Corp.	Metals & Mining	2,349,700	$40,720,301
	Husky Energy Inc.	Oil, Gas & Consumable Fuels	1,870,363	13,163,017
	Wheaton Precious Metals Corp.	Metals & Mining	1,963,781	51,515,330
				105,398,648
	China 4.9%
[a]	Baidu Inc., ADR	Interactive Media & Services	180,988	18,598,327
	China Mobile Ltd.	Wireless Telecommunication Services	4,128,264	34,156,843
	China Telecom Corp. Ltd., H	Diversified Telecommunication Services	74,383,581	33,880,170
	Sinopharm Group Co. Ltd., H	Health Care Providers & Services	4,868,376	15,248,808
				101,884,148
	Denmark 1.9%
	A.P. Moeller-Maersk AS, B	Marine	17,499	19,787,343
	Vestas Wind Systems AS	Electrical Equipment	245,796	19,081,824
				38,869,167
	France 14.5%
	BNP Paribas SA	Banks	1,400,765	68,197,408
	Cie Generale des Etablissements Michelin SCA	Auto Components	260,061	29,024,305
	Compagnie de Saint-Gobain	Building Products	744,552	29,213,539
	Credit Agricole SA	Banks	1,533,842	18,623,121
	Sanofi	Pharmaceuticals	573,430	53,160,912
	Total SA	Oil, Gas & Consumable Fuels	919,874	48,008,095
	Veolia Environnement SA	Multi-Utilities	2,137,407	54,185,561
				300,412,941
	Germany 12.6%
	Bayer AG	Pharmaceuticals	417,681	29,448,862
	Deutsche Telekom AG	Diversified Telecommunication Services	4,515,934	75,767,980
	E.ON SE	Multi-Utilities	5,093,360	49,511,624
	Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	524,914	35,298,801
	Merck KGaA	Pharmaceuticals	345,377	38,903,666
	Siemens AG	Industrial Conglomerates	314,080	33,632,525
				262,563,458
	Hong Kong 3.0%
	CK Asset Holdings Ltd.	Real Estate Management & Development	5,295,394	35,875,097
	CK Hutchison Holdings Ltd.	Industrial Conglomerates	3,064,294	27,054,331
				62,929,428
	Ireland 1.0%
	Bank of Ireland Group PLC	Banks	5,317,764	21,096,824
	Israel 0.4%
[a]	Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	1,125,991	7,746,818
	Italy 2.7%
	Eni SpA	Oil, Gas & Consumable Fuels	3,058,573	46,782,881
	Tenaris SA	Energy Equipment & Services	836,903	8,878,776
				55,661,657
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  9

Templeton Institutional Funds
Statement of Investments (unaudited)
International Equity Series (continued)
	Industry	Shares	Value
Common Stocks (continued)
Japan 15.7%
Astellas Pharma Inc.	Pharmaceuticals	2,410,600	$34,303,363
Kirin Holdings Co. Ltd.	Beverages	2,002,900	42,386,674
Matsumotokiyoshi Holdings Co. Ltd.	Food & Staples Retailing	514,200	18,810,165
Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	2,257,290	55,933,773
Seven & i Holdings Co. Ltd.	Food & Staples Retailing	1,070,600	40,916,794
Sumitomo Metal Mining Co. Ltd.	Metals & Mining	1,135,400	35,149,459
Sumitomo Mitsui Financial Group Inc.	Banks	1,273,900	43,537,534
Suntory Beverage & Food Ltd.	Beverages	477,179	20,390,945
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	1,028,628	35,107,407
			326,536,114
Luxembourg 1.4%
SES SA, IDR	Media	1,595,774	29,088,689
Netherlands 4.3%
ING Groep NV	Banks	4,776,461	49,997,124
NXP Semiconductors NV	Semiconductors & Semiconductor Equipment	353,896	38,617,132
			88,614,256
Norway 2.1%
Equinor ASA	Oil, Gas & Consumable Fuels	567,496	10,793,498
Yara International ASA	Chemicals	751,115	32,344,369
			43,137,867
Singapore 1.5%
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	13,925,276	31,228,239
South Korea 5.6%
Hana Financial Group Inc.	Banks	925,271	27,199,555
KB Financial Group Inc.	Banks	853,212	30,382,154
Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	1,460,464	59,739,778
			117,321,487
Switzerland 2.6%
Novartis AG	Pharmaceuticals	200,170	17,355,688
Roche Holding AG	Pharmaceuticals	124,782	36,311,924
			53,667,612
Taiwan 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	4,066,492	35,627,321
United Kingdom 14.7%
BAE Systems PLC	Aerospace & Defense	7,552,803	52,926,872
BP PLC	Oil, Gas & Consumable Fuels	8,902,752	56,454,534
Johnson Matthey PLC	Chemicals	530,309	19,930,475
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	1,416,229	41,717,043
Royal Dutch Shell PLC, B, ADR	Oil, Gas & Consumable Fuels	101,289	6,067,211
Standard Chartered PLC	Banks	7,490,573	63,007,366
Vodafone Group PLC	Wireless Telecommunication Services	33,159,287	66,040,966
			306,144,467
Total Common Stocks (Cost $1,752,286,991)			1,987,929,141
  |  10

Templeton Institutional Funds
Statement of Investments (unaudited)
International Equity Series (continued)
		Shares	Value
	Short Term Investments (Cost $67,886,389) 3.3%
	Money Market Funds 3.3%
	United States 3.3%
[b,c]	Institutional Fiduciary Trust Money Market Portfolio, 1.71%	67,886,389	$67,886,389
	Total Investments (Cost $1,820,173,380) 99.0%		2,055,815,530
	Other Assets, less Liabilities 1.0%		21,305,099
	Net Assets 100.0%		$2,077,120,629

See Abbreviations on page 15.
[a]Non-income producing.
[b]See Note 4 regarding investments in affiliated management investment companies.
[c]The rate shown is the annualized seven-day effective yield at period end.
  |  11

Templeton Institutional Funds
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Templeton Institutional Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in
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Templeton Institutional Funds
Notes to Statements of Investments (unaudited)
foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3.  CONCENTRATION OF RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
4.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended September 30, 2019, investments in affiliated management investment companies were as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Foreign Smaller Companies Series
Non-Controlled Affiliates
								Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 1.71%	$19,099,595	$67,059,967	$(77,063,669)	$ —	$ —	$9,095,893	9,095,893	$225,578
Global Equity Series
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.71%	$ —	$3,702,403	$(3,702,403)	$ —	$ —	$ —	—	$816
International Equity Series
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 1.71%	$29,986,483	$707,042,516	$(669,142,610)	$ —	$ —	$67,886,389	67,886,389	$336,071
								Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 1.71%	—	135,306,425	(135,306,425)	—	—	—	—	32,420
Total Affiliated Securities	$29,986,483	$842,348,941	$(804,449,035)	$ —	$ —	$67,886,389		$368,491
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Templeton Institutional Funds
Notes to Statements of Investments (unaudited)
5.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2019, in valuing the Fund’s assets carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Foreign Smaller Companies Series
Assets:
Investments in Securities:[a]
Equity Investments[b]	$723,639,859	$—	$—	$723,639,859
Short Term Investments	9,095,893	35,300,000	—	44,395,893
Total Investments in Securities	$732,735,752	$35,300,000	$ —	$768,035,752
Global Equity Series
Assets:
Investments in Securities:[a]
Equity Investments	$139,583,803	$—	$—	$139,583,803
Short Term Investments	—	3,000,000	—	3,000,000
Total Investments in Securities	$139,583,803	$3,000,000	$ —	$142,583,803
International Equity Series
Assets:
Investments in Securities:[a]
Equity Investments	$1,987,929,141	$—	$—	$1,987,929,141
Short Term Investments	67,886,389	—	—	67,886,389
Total Investments in Securities	$2,055,815,530	$ —	$ —	$2,055,815,530

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common, preferred stocks, management investment companies as well as other equity interests.
6.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
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Templeton Institutional Funds
Notes to Statements of Investments (unaudited)
ABBREVIATIONS
Selected Portfolio
ADR	American Depositary Receipt
EAFE	Europe, Australasia & Far East
ETF	Exchange Traded Fund
FHLB	Federal Home Loan Bank
FTSE	Financial Times Stock Exchange
IDR	International Depositary Receipt
REIT	Real Estate Investment Trust

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
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